Land use rights (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Feb. 28, 2018	Dec. 31, 2016 USD ($)	Dec. 15, 2015
Expected Net Proceeds From Auction						¥ 1,617,100
Gain Loss On Disposition Of Assets Related To Subsidiary		¥ 0	$ 0	¥ 0	¥ (143,016)	1,167,317
Property, Plant and Equipment, Net		2,782,109		2,687,909				$ 404,641
Equity Method Investment, Realized Gain (Loss) on Disposal		10	1	13,852	97,124
Proceeds from Sale of Equity Method Investments					470,000	265,000	¥ 735,000
Business Combination, Consideration Transferred		134,167	138,000
Disposal Group, Including Discontinued Operation, Consideration		43,831		¥ 64,848	5,026			6,375	€ 4
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Current		49,572						7,210
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets, Current		¥ 43,831						$ 6,375
Equity Method Investment, Ownership Percentage		100.00%						100.00%	100.00%	60.00%		100.00%
Increase land use of rights		¥ 199,483	$ 29,014
Land [Member]
Property, Plant and Equipment, Net						186,111
Building [Member]
Property, Plant and Equipment, Net						263,624
Fine Silicon [Member]
Land Reacquisition and Compensation Agreement, Aggregate Proceeds from Auction	¥ 1,875,600
Required Contribution To Be Made By Government						258,500
Expected Net Proceeds From Auction						1,617,100
Proceeds from Sale of Land Held-for-use					103,000	1,370,800
Government Contract Receivable					143,016						$ 20,599
Refunds Due under Government Contracts					¥ 143,016						$ 20,599
Hainan Lvjian [Member]
Equity Method Investment, Realized Gain (Loss) on Disposal						7,000
Equity Method Investment, Amount Sold						¥ 735,000